Share Capital- Share-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 9,983	$ 9,218
Share-based compensation in contributed surplus	5,330	3,380
Equity Reserves, Contributed Surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation in contributed surplus	5,330	3,380
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	2,739	1,574
Performance share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	3,605	4,093
Deferred share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	1,086	1,756
Restricted share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 2,553	$ 1,795